Capital Stock	12 Months Ended
Aug. 31, 2011
Capital Stock [Abstract]
Capital Stock
(11)    Capital Stock

On October 14, 2009, the Board of Directors approved a long-term capital policy to maintain a strong balance sheet and financial flexibility; reinvest in its core strategies; invest in strategic opportunities that reinforce its core strategies and meet return requirements; and return surplus cash flow to shareholders in the form of dividends and share repurchases over the long term.  In connection with the Company’s capital policy, its Board of Directors authorized a share repurchase program (2009 repurchase program) and set a long-term dividend payout ratio target between 30 and 35 percent of net income.  The 2009 repurchase program, which was completed in September 2010, allowed for the repurchase of up to $2.0 billion of the Company’s common stock.  Shares totaling $360 million and $1,640 million were purchased in conjunction with the 2009 repurchase program during fiscal 2011 and 2010, respectively.  On October 13, 2010, the Board of Directors authorized the 2011 repurchase program, which was completed in July 2011, which allowed for the repurchase of up to $1.0 billion of the Company’s common stock.  On July 13, 2011, the Board of Directors authorized the 2012 repurchase program, which allows for the repurchase of up to $2.0 billion of the Company’s common stock prior to its expiration on December 31, 2015.  Shares totaling $424 million were purchased in fiscal 2011 related to the 2012 program.  In addition, the Company continues to repurchase shares to support the needs of the employee stock plans.  Shares totaling $244 million were purchased to support the needs of the employee stock plans during the current fiscal year as compared to $116 million last year.  At August 31, 2011, 65,846,553 shares of common stock were reserved for future issuances under the Company’s various employee benefit plans.  The timing and amount of repurchases is based on an assessment of various factors including prevailing market conditions, alternate uses of capital, liquidity, the economic environment and other factors.  The Company has, and may from time to time in the future, repurchase shares on the open market through Rule 10b5-1 plans, which enable a company to repurchase shares at times when it otherwise might be precluded from doing so under insider trading laws.